UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6001

                      Oppenheimer Global Opportunities Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.2%
--------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Ford Motor Co. 1                                    8,000,000    $   53,840,000
--------------------------------------------------------------------------------
DISTRIBUTORS--0.6%
Inchcape plc                                        3,500,000        26,095,292
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
iRobot Corp. 1                                        500,000         9,040,000
--------------------------------------------------------------------------------
MEDIA--2.2%
Interpublic Group of Cos., Inc. (The) 1             6,000,000        48,660,000
--------------------------------------------------------------------------------
Toei Animation Co. Ltd.                               400,000         8,714,363
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1          3,000,000        36,720,000
                                                                 ---------------
                                                                     94,094,363
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
AutoNation, Inc. 1                                  1,200,000        18,792,000
--------------------------------------------------------------------------------
Fast Retailing Co. Ltd.                               599,920        42,748,169
--------------------------------------------------------------------------------
H&M Hennes  & Mauritz AB, Cl. B                     1,100,000        66,465,832
                                                                 ---------------
                                                                    128,006,001
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS--1.8%
LVMH Moet Hennessey Louis Vuitton                     400,000        47,992,295
--------------------------------------------------------------------------------
Swatch Group AG  (The), Cl. B                          90,000        26,957,862
                                                                 ---------------
                                                                     74,950,157
CONSUMER STAPLES--3.0%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Rite Aid Corp. 1                                   10,003,300        27,909,207
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                              200,000         8,160,000
                                                                 ---------------
                                                                     36,069,207
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
Nestle SA                                             150,000        68,831,627
--------------------------------------------------------------------------------
Thorntons plc 2                                     6,300,000        21,698,175
                                                                 ---------------
                                                                     90,529,802
ENERGY--1.1%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.1%
Verenium Corp. 1,2                                  9,000,000        44,910,000

FINANCIALS--5.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Legg Mason, Inc.                                      500,000        36,575,000
--------------------------------------------------------------------------------
Mediobanca SpA                                        703,300        14,405,322
                                                                 ---------------
                                                                     50,980,322
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Banco Bradesco SA, Sponsored ADR                      100,000         3,200,000
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                             3,940,000        55,756,931
--------------------------------------------------------------------------------
Sumitomo Trust & Banking Co. Ltd. (The)             4,000,000        26,674,026
                                                                 ---------------
                                                                     85,630,957
--------------------------------------------------------------------------------
INSURANCE--1.6%
Assicurazioni Generali SpA                            550,000        24,612,662
--------------------------------------------------------------------------------


                    1 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
Swiss Reinsurance Co.                                 600,000    $   42,049,508
                                                                 ---------------
                                                                     66,662,170
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
SM Prime Holdings, Inc.                            25,042,130         6,153,633

HEALTH CARE--21.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--12.0%
Alnylam Pharmaceuticals, Inc. 1                     1,000,000        29,080,000
--------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1                       2,891,800        22,642,794
--------------------------------------------------------------------------------
Cepheid, Inc. 1,2                                   4,900,000       129,115,000
--------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. 1,2                     3,000,000        28,590,000
--------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1                        3,000,000        47,250,000
--------------------------------------------------------------------------------
Kosan Biosciences, Inc. 1,2                         4,008,088        14,429,117
--------------------------------------------------------------------------------
NicOx SA 1,2                                        6,296,527       100,074,797
--------------------------------------------------------------------------------
Novavax, Inc. 1,2                                   6,009,883        20,012,910
--------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1,2                     3,000,000        76,170,000
--------------------------------------------------------------------------------
Telik, Inc. 1,2                                     9,600,000        33,312,000
                                                                 ---------------
                                                                    500,676,618
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
ArthroCare Corp. 1                                  1,000,000        48,050,000
--------------------------------------------------------------------------------
bioMerieux                                            400,000        46,166,904
--------------------------------------------------------------------------------
Carl Zeiss Meditec AG                               2,100,000        36,362,420
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                            200,000        64,900,000
--------------------------------------------------------------------------------
Sysmex Corp.                                          400,000        17,034,248
                                                                 ---------------
                                                                    212,513,572
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Quest Diagnostics, Inc.                               400,000        21,160,000
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.1%
Bio-Rad Laboratories, Inc., Cl. A 1                   400,000        41,448,000
--------------------------------------------------------------------------------
Luminex Corp. 1                                     1,000,000        16,240,000
--------------------------------------------------------------------------------
Nektar Therapeutics 1,2                            12,000,000        80,520,000
--------------------------------------------------------------------------------
Tecan Group AG                                        500,000        29,734,068
--------------------------------------------------------------------------------
Vermillion, Inc. 1                                  1,322,025         1,057,620
--------------------------------------------------------------------------------
Vermillion, Inc. 1,3                                4,343,500         2,814,588
                                                                 ---------------
                                                                    171,814,276
INDUSTRIALS--24.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.7%
Bombardier, Inc., Cl. B 1                          27,085,800       162,438,487
--------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.             5,000,000       158,453,099
                                                                 ---------------
                                                                    320,891,586
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.0%
Capita Group plc                                    2,903,225        40,508,885
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--9.3%
ABB Ltd.                                            3,000,000        86,357,219
--------------------------------------------------------------------------------
Alstom                                                200,000        42,426,914
--------------------------------------------------------------------------------
Baldor Electric Co.                                 2,000,000        67,320,000
--------------------------------------------------------------------------------


                    2 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
II-VI, Inc. 1                                         500,000    $   15,275,000
--------------------------------------------------------------------------------
Mitsubishi Electric Corp.                           3,000,000        31,032,170
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                             200,000        13,792,000
--------------------------------------------------------------------------------
Saft Groupe SA 1,2                                  1,000,000        44,785,314
--------------------------------------------------------------------------------
Schneider Electric SA                                 423,529        56,532,076
--------------------------------------------------------------------------------
Shanghai  Electric Group Co. Ltd.                  40,000,000        33,163,233
                                                                 ---------------
                                                                    390,683,926
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
Siemens AG                                            800,000       124,865,628
--------------------------------------------------------------------------------
MACHINERY--1.9%
Fanuc Ltd.                                            300,000        29,263,045
--------------------------------------------------------------------------------
KUKA AG 1,2                                         1,361,000        50,945,247
                                                                 ---------------
                                                                     80,208,292
--------------------------------------------------------------------------------
ROAD & RAIL--0.8%
YRC Worldwide, Inc. 1                               2,000,000        34,180,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Hamburger Hafen und Logistik AG 1                     136,700        12,040,649

INFORMATION TECHNOLOGY--29.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.9%
Finisar Corp. 1                                    13,000,000        18,850,000
--------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                6,000,000        79,800,000
--------------------------------------------------------------------------------
Telefonaktiebol aget LM Ericsson, B Shares         10,000,000        23,373,406
                                                                 ---------------
                                                                    122,023,406
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Gemalto NV 1                                          954,898        29,791,391
--------------------------------------------------------------------------------
Lenovo Group Ltd.                                  40,000,000        35,418,463
                                                                 ---------------
                                                                     65,209,854
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.8%
Cogent, Inc. 1                                      1,500,600        16,731,690
--------------------------------------------------------------------------------
Cognex Corp.                                        2,000,000        40,300,000
--------------------------------------------------------------------------------
Electrocomponents plc                              14,000,000        57,516,618
--------------------------------------------------------------------------------
Hirose Electric Co.                                   200,000        23,166,577
--------------------------------------------------------------------------------
Keyence Corp.                                         200,000        49,073,018
--------------------------------------------------------------------------------
Shimadzu Corp.                                      1,500,000        13,515,331
                                                                 ---------------
                                                                    200,303,234
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Blinkx plc 1                                        4,503,519         2,495,267
--------------------------------------------------------------------------------
Digital River, Inc. 1                                 400,000        13,228,000
                                                                 ---------------
                                                                     15,723,267
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--17.2%
Advanced Micro Devices, Inc. 1,2                   40,000,000       300,000,000
--------------------------------------------------------------------------------
Altera Corp.                                        2,000,000        38,640,000
--------------------------------------------------------------------------------
Applied Materials, Inc.                             3,000,000        53,280,000
--------------------------------------------------------------------------------
ATMI, Inc. 1,4                                        500,000        16,125,000
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                      5,002,500       137,418,675
--------------------------------------------------------------------------------
FEI Co. 1                                           1,000,000        24,830,000
--------------------------------------------------------------------------------


                    3 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
--------------------------------------------------------------------------------
Rambus, Inc. 1                                      5,000,000    $  104,700,000
--------------------------------------------------------------------------------
Xilinx, Inc.                                        2,000,000        43,740,000
                                                                 ---------------
                                                                    718,733,675
--------------------------------------------------------------------------------
SOFTWARE--2.6%
Autonomy Corp. plc 1                                4,503,519        78,447,509
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      50,000        30,405,012
                                                                 ---------------
                                                                    108,852,521
                                                                 ---------------
MATERIALS--3.7%
--------------------------------------------------------------------------------
CHEMICALS--3.7%
Kuraray Co. Ltd.                                    4,000,000        48,365,389
--------------------------------------------------------------------------------
Novozymes AS, B Shares                                800,000        90,137,091
--------------------------------------------------------------------------------
Symyx Technologies, Inc. 1,2                        2,000,000        15,360,000
                                                                 ---------------
                                                                    153,862,480
UTILITIES--1.0%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Iberdrola SA                                        2,800,000        42,312,700
                                                                 ---------------
Total Common Stocks(Cost $4,012,673,142)                          4,103,526,473

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Vermillion, Inc. Wts., Exp. 8/29/12 1  (Cost $0)    3,474,800         1,192,183

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,Cl.
 E,5.03%  2,5  (Cost $80,853,903)                  80,853,903        80,853,903
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $4,093,527,045)       100.2%    4,185,572,559
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.2)       (8,202,982)
                                                   -----------------------------
NET ASSETS                                              100.0%   $4,177,369,577
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                    4 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                              SHARES         GROSS             GROSS              SHARES
                                  SEPTEMBER 30, 2007     ADDITIONS        REDUCTIONS   DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.              28,000,000    12,000,000                --          40,000,000
Cepheid, Inc.                              4,900,000            --                --           4,900,000
Cree, Inc.                                 5,002,500            --                --           5,002,500
Enzon Pharmaceuticals, Inc.                       --     3,000,000                --           3,000,000
Kosan Biosciences, Inc.                    4,008,088            --                --           4,008,088
KUKA AG                                    1,361,000            --                --           1,361,000
Nektar Therapeutics                       12,000,000            --                --          12,000,000
NicOx SA                                   6,296,527            --                --           6,296,527
Novavax, Inc.                              6,009,883            --                --           6,009,883
Oppenheimer Institutional Money
   Market Fund, Cl. E                    167,295,042   401,972,809       488,413,948          80,853,903
Rigel Pharmaceuticals, Inc.                2,499,900       500,100                --           3,000,000
Saft Groupe SA                                98,700       901,300                --           1,000,000
Symyx Technologies, Inc.                   1,500,000       500,000                --           2,000,000
Telik, Inc.                                9,600,000            --                --           9,600,000
Thorntons plc                              6,300,000            --                --           6,300,000
Verenium Corp.                             7,819,037     1,180,963                --           9,000,000

                                                                                                DIVIDEND
                                                                               VALUE              INCOME
---------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                         $   300,000,000   $              --
Cepheid, Inc.                                                            129,115,000                  --
Cree, Inc.                                                               137,418,675                  --
Enzon Pharmaceuticals, Inc.                                               28,590,000                  --
Kosan Biosciences, Inc.                                                   14,429,117                  --
KUKA AG                                                                   50,945,247                  --
Nektar Therapeutics                                                       80,520,000                  --
NicOx SA                                                                 100,074,797                  --
Novavax, Inc.                                                             20,012,910                  --
Oppenheimer Institutional Money Market Fund, Cl. E                        80,853,903           1,851,972
Rigel Pharmaceuticals, Inc.                                               76,170,000                  --
Saft Groupe SA                                                            44,785,314                  --
Symyx Technologies, Inc.                                                  15,360,000                  --
Telik, Inc.                                                               33,312,000                  --
Thorntons plc                                                             21,698,175             635,332
Verenium Corp.                                                            44,910,000                  --
                                                                     ------------------------------------

                                                                     $ 1,178,195,138   $       2,487,304
                                                                     ====================================

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $2,814,588, which represents 0.07% of the Fund's net assets. See accompanying Notes.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

5. Rate shown is the 7-day yield as of December 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                            VALUE             PERCENT
---------------------------------------------------------------------------------------------------------
United States                                                        $ 2,077,014,687                49.6%
France                                                                   337,978,300                 8.1


                    5 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Japan                                           319,991,348                 7.6
Switzerland                                     253,930,284                 6.1
United Kingdom                                  226,761,746                 5.4
Germany                                         224,213,944                 5.4
The Netherlands                                 188,244,490                 4.5
Canada                                          162,438,487                 3.9
Denmark                                          90,137,091                 2.2
Sweden                                           89,839,238                 2.1
Singapore                                        55,756,931                 1.3
Spain                                            42,312,700                 1.0
Italy                                            39,017,984                 0.9
Hong Kong                                        35,418,463                 0.8
China                                            33,163,233                 0.8
Philippines                                       6,153,633                 0.2
Brazil                                            3,200,000                 0.1

                                            ------------------------------------
Total                                       $ 4,185,572,559               100.0%

                                            ====================================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                           EXPIRATION   CONTRACT AMOUNT                           UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL        DATES            (000S)                 VALUE   APPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
British Pounds Sterling (GBP)       Sell       4/4/08            98,150   GBP   $ 194,442,937   $  4,444,297   $          --
Euro (EUR)                          Sell       4/4/08           353,000   EUR     515,577,251             --      14,711,199
                                                                                                -----------------------------
Total unrealized appreciation and depreciation                                                  $  4,444,297   $  14,711,199
                                                                                                =============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the


                    6 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required


                    7 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Oppenheimer Global Opportunities Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $    4,093,527,045
                                          ===================

Gross unrealized appreciation             $      972,410,034
Gross unrealized depreciation                   (880,364,520)
                                          -------------------
Net unrealized appreciation               $       92,045,514
                                          ===================


                     8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008